Cover	May 11, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 11, 2023
Entity File Number	000-56254
Entity Registrant Name	Lowell Farms Inc.
Entity Central Index Key	0001838128
Entity Incorporation, State or Country Code	Z4
Entity Address, Address Line One	19 Quail Run Circle – Suite B
Entity Address, City or Town	Salinas
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	93907
City Area Code	831
Local Phone Number	998-8214
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false